Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	December 31, 2023	June 30, 2024	June 30, 2024
	S$’000	S$’000	US$’000

Computer	81	72	53
Office	1	1	1
Operating lease right-of-use assets	96	96	71
Total	178	169	125
Less: accumulated depreciation	(117)	(137)	(101)
Net book value	61	32	24